Cover	Aug. 25, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 25, 2020
Entity File Number	001-33572
Entity Registrant Name	Bank of Marin Bancorp
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	20-8859754
Entity Address, Postal Zip Code	94947
Entity Address, State or Province	CA
Entity Address, City or Town	Novato
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line One	504 Redwood Blvd.
City Area Code	415
Local Phone Number	763-4520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value and attached Share Purchase Rights
Trading Symbol	BMRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001403475
Amendment Flag	false